Derivative instruments - Contracts Falling under Early Termination Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 5,235	$ 3,442
Collateral posted	5,568	3,671
A3 | A-
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	79	56
Baa2 | BBB
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	813	608
Ba1 | BB plus
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 2,859	$ 2,084